Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Taxes [Abstract]
Schedule Of Taxes Payable [Table Text Block]
Taxes payable as of December 31, 2014 and December 31, 2013 consist of the following:

	December 31,	December 31,
	2014	2013
VAT tax payable	$568,515	$434,891
Corporation income tax payable	1,543,294	1,244,778
Other tax payable	160,297	159,931
Total	$2,272,106	$1,839,600

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table reconciles PRC statutory rates to the Company’s effective tax rates for the years ended December 31, 2014 and 2013:

	Year ended December 31,
	2014	2013
Statutory PRC income tax rate	25%	25%
Favorable tax rate impact (a)	(10)%	(11)%
Permanent difference	1%	2%
Changes of deferred tax assets allowances	—	(1)%
Total	16%	15%

(a) Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income tax consists of the following:
	Years ended December 31,
	2014	2013

Current	$2,524,901	$1,930,382
Deferred	329,588	(109,901)
Total	$2,854,489	$1,820,481

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Significant components of deferred tax assets are as follows:

	December 31,
	2014	2013
Allowance for doubtful accounts and other reserves	$140,226	$464,077
Inventory reserve	—	10,914
Accumulated depreciation	26,109	23,162
Operating loss carry forward	—	137,133
Allowance for operating loss carry forward	—	(137,133)
Total	$166,335	$498,153